Long-term debt (Tables)	12 Months Ended
Mar. 31, 2014
Long Term Debt

Long-term debt as of March 31, 2013 and March 31, 2014 was comprised of the following:

	As of March 31,
	2013		2014		2014
	(In millions)
Subordinated debt	Rs.	171,867.5	Rs.	174,730.5	US$	2,912.2
Others		123,352.2		220,478.1		3,674.6

Total	Rs.	295,219.7	Rs.	395,208.6	US$	6,586.8

Schedule of Long-term Debt Instruments

The below table presents the balance of long term debt as of March 31, 2013 and March 31, 2014 and the related contractual rates and maturity dates:

	Years ended March 31,
	2013				2014
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Lower Tier II
Fixed rate	2014 - 2023	5.90% to 10.70%	Rs.	130,280.0	2015 - 2024	5.90% to 10.70%	Rs.	132,580.0	US$	2,209.7
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2016 - 2021	8.70% to 10.85%		34,159.0		569.3
Variable rate	2016 - 2017	LIBOR+1.2		5,428.5	2016 - 2017	LIBOR+1.2		5,991.5		99.9
Perpetual debt	2016 - 2017	9.92%		2,000.0	2016 - 2017	9.92%		2,000.0		33.3
Others
Variable rate—(1)	2013 - 2017	1.30% to 2.94%		49,586.9	2015 - 2018	1.25% to 3.00%		129,708.4		2,161.8
Variable rate—(2)	2014 - 2018	9.75% to 11.10%		55,285.1	2015 - 2018	10.25% to 11.35%		57,299.7		955.0
Fixed rate	2014 - 2018	8.00% to 10.30%		18,480.2	2015 - 2019	8.54% to 10.81%		33,470.0		557.8

Total			Rs.	295,219.7			Rs.	395,208.6	US$	6,586.8

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2014
	(In millions)
Due in the fiscal year ending March 31:
2015	Rs.	21,149.4	US$	352.5
2016		41,208.7		686.8
2017		98,812.0		1,646.9
2018		76,220.0		1,270.3
2019		16,398.0		273.3
Thereafter (1)		139,420.5		2,323.7

Total	Rs.	393,208.6	US$	6,553.5

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.